                   Kirkpatrick & Lockhart Nicholson Graham LLP
                                 75 State Street
                                Boston, MA 02109
                                                        March 30, 2005
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn: Christian Sandoe

      Re: CSFB Alternative Capital Event Driven Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120054; 811-21659)
          CSFB Alternative Capital Event Driven Institutional Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119318; 811-21645)
          CSFB Alternative Capital Long/Short Equity Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120050; 811-21658)
          CSFB Alternative Capital Long/Short Equity Institutional Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119319; 811-21641)
          CSFB Alternative Capital Multi-Strategy Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120049; 811-21657)
          CSFB Alternative Capital Multi-Strategy Institutional Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119317; 811-21644)
          CSFB Alternative Capital Relative Value Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120058; 811-21660)
          CSFB Alternative Capital Relative Value Institutional Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119320; 811-21642)
          CSFB Alternative Capital Tactical Trading Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120052; 811-21661)
          CSFB Alternative Capital Tactical Trading Institutional Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119321; 811-21643)

Ladies and Gentlemen:

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Transmitted electronically with this letter for filing pursuant to the
Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of each of the above captioned funds (the "Registrants" and each a "Registrant") is pre-effective amendment no. 2 to the registration statement on Form N-2 relating to each Registrant's initial issuance of units of limited liability company interest, par value $.01 per unit (the "Amended Registration Statement").

     Each Fund is a newly-organized, closed-end management investment company and the amendments are being filed for the purposes of (i) registering additional units of limited liability company interest of each Fund in advance of effectiveness of their respective Amended Registration Statements and (ii) to reflect the inclusion of certain information not available at the time of filing of each Registrants' first pre-effective amendment filing, which first pre-effective amendment filing reflected revisions in response to the staff's comments as previously reviewed and approved by the staff. A registration fee in the amount of $11,652.30 for each Registrant has been wired through the FEDWIRE system to the Securities and Exchange Commission's account at Mellon Bank. The Registration Statements transmitted with this letter contain conformed signature pages, the manually executed originals of which are maintained at the offices of the Registrants.

     Each Registrant desires acceleration of effectiveness of their respective Amended Registration Statements on the morning of April 1, 2005, as reflected in acceleration requests submitted by the respective Registrants in conjunction with the submission of the Amended Registration Statements.

     Questions should be directed to the undersigned at (617) 261-3231.

                                       Sincerely,

                                       /s/ George J. Zornada

                                       George J. Zornada



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                         CSFB Alternative Capital, Inc.
                                11 Madison Avenue
                            New York, New York 10010

                                                                  March 30, 2005
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn: Mr. Christian Sandoe
      Division of Investment Management

     Re:  CSFB Alternative Capital Event Driven Fund, LLC
            Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120054; 811-21659)
          CSFB Alternative Capital Event Driven Institutional Fund, LLC
            Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119318; 811-21645)
          CSFB Alternative Capital Long/Short Equity Fund, LLC
            Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120050; 811-21658)
          CSFB Alternative Capital Long/Short Equity Institutional Fund, LLC
            Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119319; 811-21641)
          CSFB Alternative Capital Multi-Strategy Fund, LLC
            Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120049; 811-21657)
          CSFB Alternative Capital Multi-Strategy Institutional Fund, LLC
            Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119317; 811-21644)
          CSFB Alternative Capital Relative Value Fund, LLC
            Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120058; 811-21660)
          CSFB Alternative Capital Relative Value Institutional Fund, LLC
            Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119320; 811-21642)
          CSFB Alternative Capital Tactical Trading Fund, LLC
            Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120052; 811-21661)
          CSFB Alternative Capital Tactical Trading Institutional Fund, LLC
            Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119321; 811-21643)
Ladies and Gentlemen:

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     Pursuant to Rule 461 under the Securities Act of 1933, as amended ("1933
Act"), each of the above-captioned funds hereby requests that the staff of the Division of Investment Management accelerate the effectiveness of the above captioned 1933 Act registration statements on Form N-2, as amended, to 9:30 a.m., New York time, on April 1, 2005 or as soon thereafter as possible.

                           Very Truly Yours,

              CSFB Alternative Capital Event Driven Fund, LLC
              CSFB Alternative Capital Event Driven Institutional Fund, LLC
              CSFB Alternative Capital Long/Short Equity Fund, LLC
              CSFB Alternative Capital Long/Short Equity Institutional Fund, LLC CSFB Alternative Capital Multi-Strategy Fund, LLC
              CSFB Alternative Capital Multi-Strategy Institutional Fund, LLC CSFB Alternative Capital Relative Value Fund, LLC
              CSFB Alternative Capital Relative Value Institutional Fund, LLC CSFB Alternative Capital Tactical Trading Fund, LLC
              CSFB Alternative Capital Tactical Trading Institutional Fund, LLC

                   /s/ STACIE YATES
                   -----------------------------
                   By: Stacie Yates
                       Secretary

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                         Credit Suisse First Boston LLC.
                                11 Madison Avenue
                            New York, New York 10010
                                                                  March 30, 2005
VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Attn: Mr. Christian Sandoe
      Division of Investment Management

     Re:  CSFB Alternative Capital Event Driven Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2
              333-120054; 811-21659)
          CSFB Alternative Capital Event Driven Institutional Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119318; 811-21645)
          CSFB Alternative Capital Long/Short Equity Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120050; 811-21658)
          CSFB Alternative Capital Long/Short Equity Institutional Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119319; 811-21641)
          CSFB Alternative Capital Multi-Strategy Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120049; 811-21657)
          CSFB Alternative Capital Multi-Strategy Institutional Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119317; 811-21644)
          CSFB Alternative Capital Relative Value Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120058; 811-21660)
          CSFB Alternative Capital Relative Value Institutional Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119320; 811-21642)
          CSFB Alternative Capital Tactical Trading Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-120052; 811-21661)
          CSFB Alternative Capital Tactical Trading Institutional Fund, LLC
             Pre-effective Amendment No. 2 to Registration Statement on Form N-2 (333-119321; 811-21643)
Ladies and Gentlemen:

     The undersigned, as distributor of each above-captioned Funds and offering, hereby joins in the request of the above referenced Funds that the effectiveness of their

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respective registration statements relating to the securities be accelerated so the each registration statement on Form N-2 will become effective at 9:30 am, New York time, on April 1, 2005, or as soon thereafter as possible.

                                       Very Truly Yours,

                                       Credit Suisse First Boston LLC

                                       /s/ JAMES H. VOS
                                       ----------------------------------------
                                       By: James H. Vos
                                       Managing Director